THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

January 30, 2009

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: RiverNorth Funds, File Nos. 811-21943 and 333-136185

Ladies and Gentlemen:

          On behalf of RiverNorth Funds, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 3 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933 with respect to the RiverNorth Core Opportunity Fund (the "Fund"). The main purpose of the filing is to incorporate changes made pursuant to comments received from the SEC staff and include previously omitted financial data.

If you have any questions, please contact JoAnn M. Strasser at (513) 352-6725.

             Very truly yours,

                s/ Thompson Hine LLP Thompson Hine LLP